LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2021	Nominal Interest Rate	Year of Maturity	December 31, 2021	December 31, 2020
Loans and borrowings
Senior unsecured credit facilities(1)(3)(4)	3,336	1.20(2)	Various(1)	907	1,530
Senior unsecured medium-term notes series 1	—	4.89	2021	—	250
Senior unsecured medium-term notes series 2	450	3.77	2022	450	449
Senior unsecured medium-term notes series 3	450	4.75	2043	447	447
Senior unsecured medium-term notes series 4	600	4.81	2044	597	597
Senior unsecured medium-term notes series 5	450	3.54	2025	449	449
Senior unsecured medium-term notes series 6	500	4.24	2027	499	498
Senior unsecured medium-term notes series 7	600	3.71	2026	602	603
Senior unsecured medium-term notes series 8	650	2.99	2024	648	647
Senior unsecured medium-term notes series 9	550	4.74	2047	542	542
Senior unsecured medium-term notes series 10	650	4.02	2028	660	661
Senior unsecured medium-term notes series 11	800	4.75	2048	841	842
Senior unsecured medium-term notes series 12	650	3.62	2029	654	654
Senior unsecured medium-term notes series 13	700	4.54	2049	712	713
Senior unsecured medium-term notes series 14	600	2.56	2023	599	599
Senior unsecured medium-term notes series 15	600	3.31	2030	597	597
Senior unsecured medium-term notes series 16	400	4.67	2050	397	397
Senior unsecured medium-term notes series 17	500	3.53	2031	497	—
Senior unsecured medium-term notes series 18	500	4.49	2051	497	—
Senior unsecured medium-term notes series 3A	50	5.05	2022	50	51
Senior unsecured medium-term notes series 5A	—	3.43	2021	—	350
Total loans and borrowings				10,645	10,876
Less current portion loans and borrowings				(1,000)	(600)
Total non-current loans and borrowings				9,645	10,276
Subordinated hybrid notes
Subordinated notes, series 1	600	4.80	2081	594	—
(1)    Pembina's unsecured credit facilities include a $2.5 billion revolving facility that matures in June 2026, a $500 million non-revolving term loan that matures in August 2022, a U.S. $250 million non-revolving term loan that matures in May 2025 and a $20 million operating facility that matures in May 2022, which is typically renewed on an annual basis.
(2)    The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2021. Borrowings under the credit facilities bear interest at prime, Bankers' Acceptance, or LIBOR rates, plus applicable margins.
(3)    Includes U.S. $250 million variable rate debt outstanding at December 31, 2021 (December 31, 2020: U.S. $250 million).
(4)    The U.S. dollar denominated non-revolving term loan is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 25 for foreign exchange risk management.